Leases	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Leases

7. Leases

Information relating to financing and operating lease activities during the six months ended September 30, 2025 and 2024 are as follows:

	For the six months ended September 30,
	2025	2024
	USD	USD
	(unaudited)	(unaudited)
Finance leases:
Amortization of right-of-use assets – finance lease	-	1,384
	-	1,384
Operating lease:
Expenses related to a short-term lease	6,154	6,154
	6,154	6,154
Total lease expenses	6,154	7,538

Cash outflows related to operating lease:
Operating cash outflows – rental paid	6,154	6,154

Right-of-use assets — finance lease represented purchases of a motor vehicle and certain forklifts under finance leases for its operations.